Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2017 MXN ($)
Income Taxes
Income tax payable	$ 6,582,543
2018
Income Taxes
Income tax payable	1,851,923
2019
Income Taxes
Income tax payable	1,733,977
2020
Income Taxes
Income tax payable	1,364,183
2021
Income Taxes
Income tax payable	942,553
2022
Income Taxes
Income tax payable	578,437
2023
Income Taxes
Income tax payable	$ 111,470